Acquisitions, Standard Outdoor (Details) $ in Thousands	May 07, 2019 USD ($) Billboard	Feb. 20, 2018 USD ($) Billboard	Jan. 18, 2018 USD ($) Billboard	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Acquisitions [Abstract]
Asset retirement obligation				$ 2,100	$ 2,028
Standard Outdoor [Member]
Acquisitions [Abstract]
Number of billboards acquired | Billboard	6	86	83
Consideration paid to acquire billboards		$ 6,800	$ 9,700
Cash paid to acquire billboards	$ 600	3,200	4,000
Face amount of promissory note		3,500	6,500
Fair value discount on promissory note		$ 300	900
Principal payment			1,000
Final principal payment			$ 3,500
Interest rate		5.00%	5.00%
Asset retirement obligation	$ 100	$ 1,000	$ 1,000
Standard Outdoor [Member] | Class A Common Stock [Member]
Acquisitions [Abstract]
Shares issued to acquire billboards		$ 200